SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of Cash and Cash Equivalents

	Year Ended December 31, (In thousands)
	2022	2021	2020
Cash and cash equivalents	$49,653	$33,061	$59,214
Restricted cash	15,781	7,306	8,465
Total cash, cash equivalents and restricted cash	$65,434	$40,367	$67,679

Restrictions on Cash and Cash Equivalents

	Year Ended December 31, (In thousands)
	2022	2021	2020
Cash and cash equivalents	$49,653	$33,061	$59,214
Restricted cash	15,781	7,306	8,465
Total cash, cash equivalents and restricted cash	$65,434	$40,367	$67,679